Consolidated Statements of Financial Position - CAD ($)	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 4,066,588	$ 85,758
Receivables	30,651	10,504
Prepaid expenses	361,425	8,406
Total current assets	4,458,664	104,668
Non-current assets
Reclamation deposits	187,900	187,900
Equipment	9,463	10,320
Exploration and evaluation assets	1	1
Total Noncurrent Assets	197,364	198,221
TOTAL ASSETS	4,656,028	302,889
Current liabilities
Trade payables and accrued liabilities	144,982	14,970
TOTAL LIABILITIES	144,982	14,970
EQUITY
Share capital	53,218,158	48,887,797
Share-based payment reserve	6,745,535	6,196,470
Subscriptions received	27,000	0
Deficit	(55,479,647)	(54,796,348)
TOTAL EQUITY	4,511,046	287,919
TOTAL LIABILITIES AND EQUITY	$ 4,656,028	$ 302,889